AURORA 10Q - FAIR VALUE MEASUREMENTS - Recurring Basis (Details) - Aurora Acquisition Corp - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - cash and cash equivalents	$ 21,317,257	$ 282,284,619	$ 278,022,397
Derivative warrant liabilities	480,601	472,512	$ 13,340,717
Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities
Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities
Level 1 | Recurring
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - cash and cash equivalents	21,317,257	282,284,619
Total Fair Value	21,470,956	282,375,745
Level 1 | Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities	153,699	91,126
Level 1 | Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities		0
Level 3 | Recurring
FAIR VALUE MEASUREMENTS
Investments held in Trust Account - cash and cash equivalents		0
Total Fair Value	326,902	381,386
Level 3 | Recurring | Public Warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities		0
Level 3 | Recurring | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative warrant liabilities	$ 326,902	$ 381,386